Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2020	€ 21,655,000	€ 1,334,704,000		€ (645,069,000)	€ 57,000	€ 711,347,000
Net loss				(409,780,000)		(409,780,000)
Other comprehensive income (loss)					(62,000)	(62,000)
Total comprehensive income (loss)				(409,780,000)	(62,000)	(409,842,000)
Share-based payments (net of taxes)		12,965,000				12,965,000
Issuance of share capital (net of transaction costs)	690,000	403,372,000				404,062,000
Exercise of options	101,000	2,422,000				2,523,000
Repurchase of common shares		(25,550,000)	€ (211,000)			(25,761,000)
Balance at the end at Sep. 30, 2021	22,446,000	1,727,913,000	(211,000)	(1,054,849,000)	(5,000)	695,294,000
Balance at the beginning at Dec. 31, 2021	22,454,000	1,728,658,000	(5,817,000)	(1,056,785,000)	(34,000)	688,476,000
Net loss				(120,245,000)		(120,245,000)
Other comprehensive income (loss)					(364,000)	(364,000)
Total comprehensive income (loss)				(120,245,000)	(364,000)	(120,609,000)
Share-based payments (net of taxes)		5,372,000				5,372,000
Issuance of share capital (net of transaction costs)	378,000	31,948,000				32,326,000
Exercise of options	2,000	(358,000)				(356,000)
Settlement of share-based payment awards		(3,093,000)	4,083,000			990,000
Capital Increase from Business Combinations		18,789,000				18,789,000
Balance at the end at Sep. 30, 2022	€ 22,834,000	€ 1,781,316,000	€ (1,734,000)	€ (1,177,030,000)	€ (398,000)	€ 624,988,000